Earnings (Loss) Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended						9 Months Ended
		Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Earnings Per Share [Abstract]
Net loss		$ 11.1		$ (5.9)	$ (12.4)	$ (19.9)	$ (40.2)	$ (72.7)	$ (72.5)
Less: Net income (loss) attributable to ZoomInfo OpCo prior to the Reorganization Transactions		0.0	$ (0.8)		(12.4)			(5.1)	(72.5)
Excess Consideration Paid to Holders of Preferred Units, Attributable to Common Shares		0.0						11.0
Less: Net income (loss) attributable to noncontrolling interests		6.2			$ 0.0			(38.1)	$ 0.0
Net income (loss) attributable to ZoomInfo Technologies Inc.		$ 4.9						$ (40.5)
Basic net income (loss) per share attributable to common stockholders
Basic net income (loss) per share attributable to common stockholders (in dollars per share)	[1]	$ 0.03						$ (0.26)
Diluted net income (loss) per share attributable to common stockholders
Diluted (in dollars per share)	[1]	$ 0.02						$ (0.26)
Class A Shares
Basic net income (loss) per share attributable to common stockholders
Allocation of net income (loss) attributable to ZoomInfo Technologies Inc.		$ 1.9						$ (15.5)
Weighted average common shares outstanding - basic (in shares)		61,153,504						59,075,363
Basic net income (loss) per share attributable to common stockholders (in dollars per share)		$ 0.03						$ (0.26)
Diluted net income (loss) per share attributable to common stockholders
Allocation of undistributed earnings		$ 1.9						$ (15.5)
Increase in earnings attributable to common shareholders upon conversion of potentially dilutive instruments		0.6						0.0
Reallocation of earnings as a result of conversion of potentially dilutive instruments		2.4						0.0
Reallocation of undistributed earnings as a result of conversion of Class C to Class A shares		1.6						(25.0)
Allocation of undistributed earnings		$ 6.5						$ (40.5)
Number of shares used in basic computation		61,153,504						59,075,363
Conversion of Class C to Class A common shares outstanding (in shares)		94,631,630						95,420,020
Number of shares used in diluted per share computation (in shares)		397,320,656						154,495,383
Diluted (in dollars per share)		$ 0.02						$ (0.26)
Class A Shares | OpCo Units
Diluted net income (loss) per share attributable to common stockholders
Units exchangeable for Class A common stock (in shares)		213,965,530						0
Class A Shares | Class P Units
Diluted net income (loss) per share attributable to common stockholders
Units exchangeable for Class A common stock (in shares)		12,334,249						0
Class A Shares | HSKB II Class 1 Units
Diluted net income (loss) per share attributable to common stockholders
Units exchangeable for Class A common stock (in shares)		13,572,783						0
Class A Shares | HSKB II Class 1 Units
Diluted net income (loss) per share attributable to common stockholders
Units exchangeable for Class A common stock (in shares)		0						0
Class A Shares | HSKB II Phantom Units
Diluted net income (loss) per share attributable to common stockholders
Units exchangeable for Class A common stock (in shares)		0						0
Class A Shares | HoldCo Units
Diluted net income (loss) per share attributable to common stockholders
Units exchangeable for Class A common stock (in shares)		1,212,228						0
Class A Shares | Restricted Stock Units
Diluted net income (loss) per share attributable to common stockholders
Units exchangeable for Class A common stock (in shares)		202,703						0
Class A Shares | LTIP Units
Diluted net income (loss) per share attributable to common stockholders
Units exchangeable for Class A common stock (in shares)		22,817						0
Class A Shares | Class A Common Stock Options
Diluted net income (loss) per share attributable to common stockholders
Units exchangeable for Class A common stock (in shares)		225,212						0
Class C Shares
Basic net income (loss) per share attributable to common stockholders
Allocation of net income (loss) attributable to ZoomInfo Technologies Inc.		$ 3.0						$ (25.0)
Weighted average common shares outstanding - basic (in shares)		94,631,630						95,420,020
Basic net income (loss) per share attributable to common stockholders (in dollars per share)		$ 0.03						$ (0.26)
Diluted net income (loss) per share attributable to common stockholders
Allocation of undistributed earnings		$ 3.0						$ (25.0)
Increase in earnings attributable to common shareholders upon conversion of potentially dilutive instruments		1.0						0.0
Reallocation of earnings as a result of conversion of potentially dilutive instruments		(2.4)						0.0
Allocation of undistributed earnings		$ 1.6						$ (25.0)
Number of shares used in basic computation		94,631,630						95,420,020
Number of shares used in diluted per share computation (in shares)		94,631,630						95,420,020
Diluted (in dollars per share)		$ 0.02						$ (0.26)

[1]	Basic and diluted net income (loss) per share of Class A and Class C common stock is applicable only for the period from June 4, 2020 through September 30, 2020, which is the period following the initial public offering ("IPO") and related Reorganization Transactions (as defined in Note 1 to the Unaudited Consolidated Financial Statements). See Note 13 for the number of shares used in the computation of net income (loss) per share of Class A and Class C common stock and the basis for the computation of net income (loss) per share.